COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
Schedule of operating leases with future commitments

Amount
2026	$187,871
2027	43,892
Total Future Undiscounted Lease Payments	231,763
Less imputed interest	(10,263)
Total lease obligations	$221,500

Schedule of supplemental information

Weighted-average remaining lease term	1.22 years
Weighted-average discount rate	7.29%